Property, equipment and software, net	12 Months Ended
Dec. 31, 2019
Property and equipment and software, net
Property, equipment and software, net

8.    Property and equipment and software, net

Property, equipment and software, net consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Computer and electronic equipment	55,523	57,061	8,197
Leasehold improvement	46,596	55,954	8,037
Vehicles	20,615	10,731	1,541
Office furniture and equipment	4,321	3,732	536
Software	18,089	24,325	3,494
Total	145,144	151,803	21,805
Less: Accumulated depreciation and amortization	(56,413)	(92,020)	(13,218)
Property, equipment and software, net	88,731	59,783	8,587

Depreciation and amortization expenses of the property, equipment and software were RMB12,747,  RMB42,431 and RMB 42,586 (US$6,117) for the years ended December 31, 2017, 2018 and 2019, respectively.